Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions			12 Months Ended
	Apr. 01, 2016	Apr. 01, 2015	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Tax Contingency [Line Items]
Statutory income tax rate			35.40%	(37.70%)	(37.80%)
Undistributed earnings of foreign subsidiaries			¥ 14,506	¥ 13,049
Deferred tax liability, undistributed earnings			2,069	1,922
Deferred tax assets			8,641	10,247
Deferred tax liabilities			451	868
Net operating loss carry forwards			125,470
Net operating loss carryforwards utilized			23,579	¥ 2,712	¥ 14,728
Unrecognized tax benefits that would reduce the effective tax rate, if recognized			¥ 1,285
Period in which changes to unrecognized tax benefits is not expected, months			12
Scenario, Forecast | Act for Partial Amendment of the Income Tax Act, etc.
Income Tax Contingency [Line Items]
Statutory income tax rate	32.00%	32.80%
Japan
Income Tax Contingency [Line Items]
Open tax years			2007
Taiwan
Income Tax Contingency [Line Items]
Open tax years			2014
United States
Income Tax Contingency [Line Items]
Open tax years			2008
Japanese Plans
Income Tax Contingency [Line Items]
Net operating loss carry forwards			¥ 122,193
Japanese Plans | Minimum
Income Tax Contingency [Line Items]
Expiration of Operating loss			Mar. 31, 2017
Japanese Plans | Maximum
Income Tax Contingency [Line Items]
Expiration of Operating loss			Mar. 31, 2023
Net Operating Losses With Expiration Dates
Income Tax Contingency [Line Items]
Net operating loss carry forwards			¥ 3,277
Net Operating Losses With Expiration Dates | Maximum
Income Tax Contingency [Line Items]
Expiration of Operating loss			Mar. 31, 2033